provisions	12 Months Ended
Dec. 31, 2019
provisions
provisions

25   provisions

		Asset
		retirement	Employee-	Written put
(millions)	Note	obligation	related	options	Other	Total
As at January 1, 2018		$351	$36	$82	$120	$589
Additions		6	124	184	95	409
Reversal		—	—	(15)	(7)	(22)
Use		(10)	(72)	—	(57)	(139)
Interest effect		(11)	—	10	—	(1)
Effects of foreign exchange, net		—	—	21	—	21
As at December 31, 2018		$336	$88	$282	$151	$857
As at January 1, 2019
As previously reported		$336	$88	$282	$151	$857
IFRS 16, Leases transitional amount	2(c)	—	—	—	(57)	(57)
As adjusted		336	88	282	94	800
Additions		15	64	—	105	184
Reversal		—	—	(17)	(6)	(23)
Use		(5)	(88)	(62)	(69)	(224)
Interest effect [1]		149	—	11	—	160
Effects of foreign exchange, net		—	—	(18)	(1)	(19)
As at December 31, 2019		$495	$64	$196	$123	$878
Current		$11	$59	$191	$27	$288
Non-current		484	5	5	96	590
As at December 31, 2019		$495	$64	$196	$123	$878
(1)

The difference of $138 (2018 – $(22)) between the asset retirement obligation interest effect in this table and the amount included in the amount disclosed in Note 9 is in respect of the change in the discount rates applicable to the provision, such difference being included in the cost of the associated asset(s) by way of being included with (netted against) the additions detailed in Note 17.

Asset retirement obligation

We establish provisions for liabilities associated with the retirement of property, plant and equipment when those obligations result from the acquisition, construction, development and/or normal operation of the assets. We expect that the cash outflows in respect of the balance accrued as at the financial statement date will occur proximate to the dates these assets are retired.

Employee-related

The employee-related provisions are largely in respect of restructuring activities (as discussed further in Note 16(b)). The timing of the cash outflows in respect of the balance accrued as at the financial statement date is substantially short‑term in nature.

Written put options

In connection with certain business acquisitions, we have established provisions for written put options in respect of non-controlling interests. Provisions for written put options are determined based on the net present value of estimated future earnings results and require us to make key economic assumptions about the future. No cash outflows for the written put options are expected prior to their initial exercisability in 2020.

Other

The provisions for other include: legal claims; non-employee-related restructuring activities; and contract termination costs and onerous contracts related to business acquisitions. Other than as set out below, we expect that the cash outflows in respect of the balance accrued as at the financial statement date will occur over an indeterminate multi-year period.

As discussed further in Note 29, we are involved in a number of legal claims and we are aware of certain other possible legal claims. In respect of legal claims, we establish provisions, when warranted, after taking into account legal assessments, information presently available, and the expected availability of recourse. The timing of cash outflows associated with legal claims cannot be reasonably determined.

In connection with business acquisitions, we have established provisions for contingent consideration, contract termination costs and onerous contracts acquired.